Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Consumer Staples Portfolio - VIP Consumer Staples Portfolio - Initial Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	15.66%
Annual Return 2015	9.46%
Annual Return 2016	3.72%
Annual Return 2017	14.66%
Annual Return 2018	(15.55%)
Annual Return 2019	31.42%
Annual Return 2020	11.78%
Annual Return 2021	14.24%
Annual Return 2022	(0.62%)
Annual Return 2023	3.14%